Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document - Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	HERO
Entity Registrant Name	HERCULES OFFSHORE, INC.
Entity Central Index Key	0001330849

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and Cash Equivalents	$ 169,415	$ 259,193
Restricted Cash	2,027	2,027
Accounts Receivable, Net of Allowance for Doubtful Accounts of $890 and $788 as of March 31, 2013 and December 31, 2012, Respectively	159,227	167,936
Prepaids	8,696	16,135
Current Deferred Tax Asset	0	21,125
Other	28,044	12,191
Total Current Assets	367,409	478,607
Property and Equipment, Net	1,560,747	1,462,755
Equity Investment	37,905	38,191
Other Assets, Net	36,018	37,077
Total Assets	2,002,079	2,016,630
Current Liabilities:
Short-term Debt and Current Portion of Long-term Debt	67,812	67,054
Accounts Payable	72,366	58,615
Accrued Liabilities	69,436	82,781
Interest Payable	36,267	17,367
Insurance Notes Payable	0	9,123
Other Current Liabilities	22,711	26,483
Total Current Liabilities	268,592	261,423
Long-term Debt, Net of Current Portion	798,234	798,013
Deferred Income Taxes	0	56,821
Other Liabilities	15,670	17,611
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, $0.01 Par Value; 300,000 Shares Authorized; 161,826 and 160,708 Shares Issued, Respectively; 159,475 and 158,628 Shares Outstanding, Respectively	1,618	1,607
Capital in Excess of Par Value	2,163,237	2,159,744
Treasury Stock, at Cost, 2,351 Shares and 2,080 Shares, Respectively	(54,945)	(53,100)
Retained Deficit	(1,190,327)	(1,225,489)
Total Stockholders' Equity	919,583	882,762
Total Liabilities and Stockholders Equity	$ 2,002,079	$ 2,016,630

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable (in dollars)	$ 890	$ 788
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares Issued	161,826,000	160,708,000
Common Stock, Shares Outstanding	159,475,000	158,628,000
Treasury Stock, Shares	2,351,000	2,080,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue	$ 186,195	$ 128,835
Costs and Expenses:
Operating Expenses	113,954	97,320
Depreciation and Amortization	34,938	37,242
General and Administrative	19,116	17,145
Costs and Expenses, Total	168,008	151,707
Operating Income (Loss)	18,187	(22,872)
Other Income (Expense):
Interest Expense	(17,095)	(18,042)
Other, Net	196	1,009
Income (Loss) Before Income Taxes	1,288	(39,905)
Income Tax Benefit	39,010	6,069
Income (Loss) from Continuing Operations	40,298	(33,836)
Loss from Discontinued Operations, Net of Taxes	(5,136)	(4,506)
Net Income (Loss)	$ 35,162	$ (38,342)
Earnings Per Share, Basic
Income (Loss) from Continuing Operations, Per Basic Share (in dollars per share)	$ 0.25	$ (0.24)
Loss from Discontinued Operations, Net of Tax, Per Basic Share (in dollars per share)	$ (0.03)	$ (0.04)
Basic (in dollars per share)	$ 0.22	$ (0.28)
Earnings Per Share, Diluted
Income (Loss) from Continuing Operations, Per Diluted Share (in dollars per share)	$ 0.25	$ (0.24)
Loss from Discontinued Operations, Net of Tax, Per Diluted Share (in dollars per share)	$ (0.03)	$ (0.04)
Diluted (in dollars per share)	$ 0.22	$ (0.28)
Weighted Average Shares Outstanding:
Basic (in shares)	158,931	139,208
Diluted (in shares)	161,125	139,208

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities:
Net Income (Loss)	$ 35,162	$ (38,342)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used in) Operating Activities:
Depreciation and Amortization	40,815	42,978
Stock-Based Compensation Expense	2,737	1,487
Deferred Income Taxes	(36,616)	(16,872)
Amortization of Deferred Financing Fees	723	993
Amortization of Original Issue Discount	979	1,183
Gain on Insurance Settlement	0	(3,400)
Other	245	(28)
(Increase) Decrease in Operating Assets -
Accounts Receivable	8,607	13,214
Prepaid Expenses and Other	(3,293)	(9,606)
Increase (Decrease) in Operating Liabilities -
Accounts Payable	13,751	8,378
Insurance Notes Payable	(9,123)	(5,218)
Other Current Liabilities	(3,325)	4,451
Other Liabilities	(1,983)	(1,114)
Net Cash Provided by (Used in) Operating Activities	48,679	(1,896)
Cash Flows from Investing Activities:
Acquisition of Assets	(97,000)	(40,000)
Additions of Property and Equipment	(41,890)	(16,573)
Deferred Drydocking Expenditures	(3,083)	(3,213)
Insurance Proceeds Received	0	13,139
Other	2,748	(316)
Net Cash Used in Investing Activities	(139,225)	(46,963)
Cash Flows from Financing Activities:
Long-term Debt Repayments	0	(17,571)
Common Stock Issuance	0	97,102
Other	768	34
Net Cash Provided by Financing Activities	768	79,565
Net Increase (Decrease) in Cash and Cash Equivalents	(89,778)	30,706
Cash and Cash Equivalents at Beginning of Period	259,193	134,351
Cash and Cash Equivalents at End of Period	$ 169,415	$ 165,057

General	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
General
Hercules Offshore, Inc., a Delaware corporation, and its majority owned subsidiaries (the “Company”) provide shallow-water drilling and marine services to the oil and natural gas exploration and production industry globally through its Domestic Offshore, International Offshore, Inland, Domestic Liftboats and International Liftboats segments (See Note 10). At March 31, 2013, the Company owned a fleet of 38 jackup rigs, 13 barge rigs and 59 liftboat vessels and operated an additional five liftboat vessels owned by a third party. The Company’s diverse fleet is capable of providing services such as oil and gas exploration and development drilling, well service, platform inspection, maintenance and decommissioning operations in several key shallow-water provinces around the world.
The consolidated financial statements of the Company are unaudited; however, they include all adjustments of a normal recurring nature which, in the opinion of management, are necessary for a fair presentation. Certain information relating to the Company’s organization and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted in this Form 10-Q pursuant to Securities and Exchange Commission rules and regulations. These financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012 and the notes thereto included in the Company’s Annual Report on Form 10-K. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results expected for the full year.
Recast of Financial Information for Discontinued Operations
In May 2013, the Company entered into an agreement to sell eleven inland barge rigs, which comprised the majority of the Inland segment fleet, and related assets for $45 million, and in July 2013 the Company closed on the sale of these Inland assets. Additionally, the Company had previously entered into a separate agreement to sell its Hercules 27 inland barge rig for $5.0 million, which closed in August 2013. The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment.
In June 2013, the Company entered into an agreement to sell its U.S. Gulf of Mexico Liftboats and related assets. On July 1, 2013, the Company closed on the sale of the liftboats and related assets and received proceeds of approximately $54.4 million. In 2012, the Company transferred one vessel, Kingfish, from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by the Kingfish, that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment.
As a result of these transactions, the Company has recast certain historical information of our Domestic Liftboats and Inland segments to reflect the results of operations of these two segments as discontinued operations for all periods presented, including the Consolidated Statements of Operations and related information in Notes 3, 4 and 10. In addition, the historical results of Domestic Offshore have been recast to include the operating results of the remaining Inland assets and the historical results of International Liftboats have also been recast to include the operating results of the previously transferred Kingfish vessel.

Supplemental Financial Information	3 Months Ended
Mar. 31, 2013
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Supplemental Financial Information
Supplemental Financial Information
Consolidated Balance Sheet Information
Other current assets and other current liabilities consisted of the following:

	March 31,	December 31,
	2013	2012
	(in thousands)
Other:
Insurance Claims Receivable	$1,780	$1,784
Deferred Expense - Current Portion	7,439	7,653
Other Non-Trade Receivables	14,464	1,871
Income Tax Receivable	3,468	—
Other	893	883
	$28,044	$12,191
Other Current Liabilities:
Deferred Revenue - Current Portion	$14,006	$14,546
Taxes Payable	—	4,958
Other	8,705	6,979
	$22,711	$26,483

Common Stock Offering
In March 2012, the Company raised approximately $96.7 million in net proceeds from an underwritten public offering of 20.0 million shares of common stock at a price to the public of $5.10 per share. The Company used a portion of the net proceeds from the share offering to fund a portion of the purchase price for the acquisition of Hercules 266 and used the remaining net proceeds for general corporate purposes as well as the costs associated with the upgrade and mobilization of Hercules 266.

Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
 Earnings Per Share
The reconciliation of the numerators and denominators used for the computation of basic and diluted earnings per share is as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands, except per share data)
Numerator:
Income (loss) from continuing operations	$40,298	$(33,836)
Loss from discontinued operations, net of taxes	(5,136)	(4,506)
Net income (loss)	$35,162	$(38,342)

Denominator:
Weighted average basic shares	158,931	139,208
Add effect of stock equivalents	2,194	—
Weighted average diluted shares	161,125	139,208

The Company calculates basic earnings per share by dividing net income by the weighted average number of shares outstanding. Diluted earnings per share is computed by dividing net income by the weighted average number of shares outstanding during the period as adjusted for the dilutive effect of the Company’s stock option and restricted stock awards. The effect of stock option and restricted stock awards is not included in the computation for periods in which a net loss occurs, because to do so would be anti-dilutive.
The Company's diluted earnings per share calculation excludes 1.1 million stock equivalents for the three months ended March 31, 2013 due to their anti-dilutive effect. The Company's diluted earnings per share calculation for the three months ended March 31, 2012 excludes 6.0 million stock equivalents that would have potentially been included if the Company had generated net income for the period, but are excluded as the Company generated a net loss during the period.

Dispositions and Discontinued Operations	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Dispositions and Discontinued Operations
Discontinued Operations
In May 2013, the Company entered into an agreement to sell eleven inland barge rigs, which comprised the majority of the Inland segment fleet, and related assets for $45 million, and in July 2013 the Company closed on the sale of these Inland assets. Additionally, the Company had previously entered into a separate agreement to sell its Hercules 27 inland barge rig for $5.0 million, which closed in August 2013. As a result of these sales, the results of operations of the Inland barge assets included in the sales are reflected in the Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012, as discontinued operations. The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment. The historical results of Domestic Offshore have also been recast to include the operating results of these assets.
In June 2013, the Company entered into an agreement to sell its U.S. Gulf of Mexico Liftboats and related assets. On July 1, 2013, the Company closed on the sale of the liftboats and related assets and received proceeds of approximately $54.4 million. As a result of the Domestic Liftboat sale, the results of operations of the Domestic Liftboats assets included in this sale have been reflected in the Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012 as discontinued operations. In 2012, the Company transferred one vessel, Kingfish, from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by the Kingfish, that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment. As a result of this transfer, the historical results of International Liftboats have also been recast to include the operating results of this asset.
Interest charges have been allocated to the discontinued operations of the Inland and Domestic Liftboats segments in accordance with FASB ASC 205-20, Discontinued Operations. The interest was allocated based on a pro rata calculation of the net assets sold as compared to the Company's consolidated net assets. Interest allocated to discontinued operations of the Inland segment was $0.8 million and $0.9 million for the three months ended March 31, 2013 and 2012, respectively. Interest allocated to discontinued operations of the Domestic Liftboats segment was $0.6 million and $0.7 million for the three months ended March 31, 2013 and 2012, respectively.
Operating results included in discontinued operations were as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Inland:
Revenue	$4,348	$4,333
Loss Before Income taxes	$(4,785)	$(4,659)
Income Tax Benefit	350	1,872
Loss from Discontinued Operations, Net of Taxes	$(4,435)	$(2,787)
Domestic Liftboats:
Revenue	$14,784	$10,151
Loss Before Income Taxes	$(701)	$(2,666)
Income Tax Benefit	—	947
Loss from Discontinued Operations, Net of Taxes	$(701)	$(1,719)
Total:
Revenue	$19,132	$14,484
Loss Before Income Taxes	$(5,486)	$(7,325)
Income Tax Benefit	350	2,819
Loss from Discontinued Operations, Net of Taxes	$(5,136)	$(4,506)

Debt	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Debt
 Debt
Debt is comprised of the following:

	March 31, 2013	December 31, 2012
	(in thousands)
7.125% Senior Secured Notes, due April 2017	$300,000	$300,000
10.5% Senior Notes, due October 2017	294,724	294,503
10.25% Senior Notes, due April 2019	200,000	200,000
3.375% Convertible Senior Notes, due June 2038	67,812	67,054
7.375% Senior Notes, due April 2018	3,510	3,510
Total Debt	866,046	865,067
Less Short-term Debt and Current Portion of Long-term Debt	67,812	67,054
Total Long-term Debt, Net of Current Portion	$798,234	$798,013

Senior Secured Credit Agreement
On April 3, 2012, the Company entered into a new credit agreement (the "Credit Agreement"), which governs its new senior secured revolving credit facility (the "Credit Facility"), which provides for a $75.0 million senior secured revolving credit facility, with a $25.0 million sublimit for the issuance of letters of credit. As of March 31, 2013, no amounts were outstanding and $1.1 million in letters of credit had been issued under the Credit Facility, therefore the remaining availability under this facility was $73.9 million. All borrowings under the Credit Facility mature on April 3, 2017.
Borrowings under the Credit Facility bear interest, at the Company's option, at either (i) the Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%), plus an applicable margin that ranges between 3.0% and 4.5%, depending on the Company's leverage ratio, or (ii) the Eurodollar rate plus an applicable margin that ranges between 4.0% and 5.5%, depending on the Company's leverage ratio. The Company will pay a per annum fee on all letters of credit issued under the Credit Facility, which fee will equal the applicable margin for loans accruing interest based on the Eurodollar rate, and the Company will pay a commitment fee of 0.75% per annum on the unused availability under the Credit Facility.
In addition, during any period of time that outstanding letters of credit under the Credit Facility exceed $10 million or there are any revolving borrowings outstanding under the Credit Facility, the Company will have to maintain compliance with a maximum secured leverage ratio (as defined in the Credit Agreement, being generally computed as the ratio of secured indebtedness to consolidated cash flow). The maximum secured leverage ratio is 3.50 to 1.00.
The Company's obligations under the Credit Agreement are guaranteed by substantially all of the Company's current domestic subsidiaries (collectively, the "Guarantors"), and the obligations of the Company and the Guarantors are secured by liens on substantially all of the vessels owned by the Company and the Guarantors, together with certain accounts receivable, equity of subsidiaries, equipment and other assets.
7.125% Senior Secured Notes due 2017
The 7.125% Senior Secured Notes are guaranteed by each of the Guarantors that guarantee the Company's obligations under its Credit Agreement. The notes are secured by liens on all collateral that secures the Company's obligations under its Credit Agreement, subject to limited exceptions. The liens securing the notes share on an equal and ratable first priority basis with liens securing the Company's Credit Agreement. Under the intercreditor agreement, the collateral agent for the lenders under the Company's Credit Agreement is generally entitled to sole control of all decisions and actions.
10.5% Senior Notes due 2017 (Formerly Secured prior to April 3, 2012)
The indenture governing the 10.5% Senior Notes provides that all the liens securing the notes may be released if the Company's total amount of secured indebtedness, other than the 10.5% Senior Notes, does not exceed the lesser of $375.0 million and 15.0% of the Company's consolidated tangible assets. The Company refers to such a release as a "collateral suspension." When a collateral suspension is in effect, the 10.5% Senior Notes due 2017 become unsecured. Following the closing of the 2012 debt issuances and the use of proceeds thereof to repay in full the prior secured credit facility, the liens securing the 10.5% Senior Notes were released on April 3, 2012 and a collateral suspension is currently in effect. The indenture governing the 10.5% Senior Notes also provides that if, after any such collateral suspension, the aggregate principal amount of the Company's total secured indebtedness, other than the 10.5% Senior Notes due 2017, were to exceed the greater of $375.0 million and 15.0% of the Company's consolidated tangible assets, as defined in such indenture, then the collateral obligations of the Company and guarantors thereunder will be reinstated and must be complied with within 30 days of such event.
The 10.5% Senior Notes are guaranteed by each of the Guarantors that guarantee the Company's obligations under its Credit Agreement.
10.25% Senior Notes due 2019
The 10.25% Senior Notes are guaranteed by each of the Guarantors that guarantee the Company's obligations under the Company's Credit Agreement.
3.375% Convertible Senior Notes due 2038
The Company may redeem the 3.375% Convertible Senior Notes at its option beginning June 6, 2013, and holders of the notes will have the right to require the Company to repurchase the notes on June 1, 2013 and certain dates thereafter or on the occurrence of a fundamental change.
The Company determined that upon maturity or redemption, it has the intent and ability to settle the principal amount of its 3.375% Convertible Senior Notes in cash, and any additional conversion consideration spread (the excess of conversion value over face value) in shares of the Company’s Common Stock.
Other Indenture Provisions
The Credit Agreement as well as the indentures governing the 7.125% Senior Secured Notes, 10.25% Senior Notes, 10.5% Senior Notes and 3.375% Convertible Senior Notes contain customary events of default. In addition, the Credit Agreement as well as the indentures governing the 7.125% Senior Secured Notes, 10.25% Senior Notes, 10.5% Senior Notes and 3.375% Convertible Senior Notes also contain a provision under which an event of default by the Company or by any restricted subsidiary on any other indebtedness exceeding $25.0 million would be considered an event of default under the Credit Agreement and indentures if such default: a) is caused by failure to pay the principal at final maturity, or b) results in the acceleration of such indebtedness prior to maturity.
The Credit Agreement as well as the indentures governing the 7.125% Senior Secured Notes, 10.25% Senior Notes and 10.5% Senior Notes contain covenants that, among other things, limit the Company's ability and the ability of its restricted subsidiaries to:

•	incur additional indebtedness or issue certain preferred stock;

•	pay dividends or make other distributions;

•	make other restricted payments or investments;

•	sell assets;

•	create liens;

•	enter into agreements that restrict dividends and other payments by restricted subsidiaries;

•	engage in transactions with affiliates; and

•	consolidate, merge or transfer all or substantially all of its assets.

Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Warrants
The Company was issued warrants to purchase up to 5.0 million additional shares of Discovery Offshore stock at a strike price of 11.50 Norwegian Kroner (“NOK”) per share which is exercisable in the event that the Discovery Offshore stock price reaches an average equal to or higher than 23.00 NOK per share for 30 consecutive trading days. As of March 31, 2013, Discovery Offshore’s stock price was 13.80 NOK per share. The warrants are being accounted for as a derivative instrument as the underlying security is readily convertible to cash. Subsequent changes in the fair value of the warrants are recognized to other income (expense). The fair value of the Discovery Offshore warrants was determined using a Monte Carlo simulation (See Note 7).

The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	March 31, 2013	December 31, 2012
	(in thousands)
Derivatives:
Warrants	$4,043	$3,964
Other Assets, Net	$4,043	$3,964

The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Three Months Ended March 31,
		2013	2012
Derivatives	I.	II.
		(in thousands)
Warrants	Other Income (Expense)	$79	$1,048

I.	Classification of Gain (Loss) Recognized in Income (Loss) on Derivative
II.	Amount of Gain (Loss) Recognized in Income (Loss) on Derivative

Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value measurements are generally based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the fair value hierarchy included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820-10, Fair Value Measurements and Disclosure ("ASC 820-10"), which is intended to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy consists of the following three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	March 31, 2013	December 31, 2012
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.80	13.00
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.24%	1.44%
Expected Life of Warrants (5 years at inception)	2.9	3.1
Number of Warrants	5,000,000	5,000,000

The Company used the historical volatility of companies similar to that of Discovery Offshore to estimate volatility. The risk-free interest rate assumption was based on observed interest rates consistent with the approximate life of the warrants. The stock price represents the closing stock price of Discovery Offshore stock at March 31, 2013 and December 31, 2012, respectively. The strike price, target price, expected life and number of warrants are all contractual based on the terms of the warrant agreement.
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of March 31, 2013	$4,043	$—	$4,043	$—
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—

The carrying value and fair value of the Company’s equity investment in Discovery Offshore was $37.9 million and $49.4 million at March 31, 2013, respectively, and $38.2 million and $49.1 million at December 31, 2012, respectively. The fair value at March 31, 2013 and December 31, 2012 was calculated using the closing price of Discovery Offshore shares at each date respectively (Level 1 input), converted to U.S. dollars using the exchange rate at each respective date.
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair values because of the short-term nature of the instruments.
The fair value of the Company’s 3.375% Convertible Senior Notes, 10.25% Senior Notes, 10.5% Senior Notes and 7.125% Senior Secured Notes is estimated based on quoted prices in active markets. The fair value of the Company’s 7.375% Senior Notes is estimated based on discounted cash flows using inputs from quoted prices in active markets for similar debt instruments. The inputs used to determine fair value are considered Level 2 inputs. The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
7.125% Senior Secured Notes, due April 2017	$300.0	$323.4	$300.0	$317.1
10.5% Senior Notes, due October 2017	294.7	326.8	294.5	326.6
10.25% Senior Notes, due April 2019	200.0	223.3	200.0	219.6
3.375% Convertible Senior Notes, due June 2038	67.8	68.5	67.1	68.5
7.375% Senior Notes, due April 2018	3.5	3.4	3.5	3.3

Long-Term Incentive Awards	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-Term Incentive Awards
Long-Term Incentive Awards
Stock-based Compensation
The Company’s 2004 Amended and Restated Long-Term Incentive Plan (the “2004 Plan”) provides for the granting of stock options, restricted stock, phantom stock, performance stock awards and other stock-based awards to selected employees and non-employee directors of the Company. At March 31, 2013, approximately 4.5 million shares were available for grant or award under the 2004 Plan.
During the three months ended March 31, 2013, the Company granted the following equity awards:

•
Time-based awards The Company granted 0.6 million time-based restricted stock awards to employees which vest 1/3 per year. The grant-date fair value per share for these time-based restricted stock awards is equal to the closing price of the Company's stock on the grant date; which was a weighted-average grant date fair value of $6.79 for the awards granted in the three months ended March 31, 2013.

•
Objective-based awards The Company granted additional compensation awards to employees that are based on the Company's achievement of certain Company-based performance objectives as well as the Company's achievement of certain market-based objectives. These awards, which cliff vest on the third anniversary of the grant date, are payable in shares at target levels when combined and in cash for the amount above target up to maximum, as defined by the agreements. For the CEO's portion of these awards, the portion payable in cash is based on the achievement of certain market-based and Company-based performance objectives being met at levels slightly below target levels when combined. The fair value of all awards requiring share settlement is measured at the fair value on the grant date, while those requiring cash settlement are remeasured at the end of each reporting period.

Objective-based Awards (cash settled)
The Company accounts for awards, or the portion of the awards, requiring cash settlement under stock-compensation principles of accounting as liability instruments. The fair value of all liability instruments are being remeasured based on the awards' estimated fair value at the end of each reporting period and are being recorded to expense over the vesting period.
The awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued using a Monte Carlo simulation based on the following weighted-average assumptions:

March 31, 2013
Performance Retention Awards
Dividend yield	—
Expected price volatility	65.0%
Risk-free interest rate	0.1%
Stock price	$7.42
Fair value	$4.51

The Company uses various assumptions to estimate the fair value of the Company's objective-based awards. The Company uses the historical volatility of its common stock to estimate volatility while the dividend yield assumption was based on historical and anticipated dividend payouts. The risk-free interest rate assumption was based on observed interest rates consistent with the approximate vesting period and the stock price represents the closing price of the Company's common stock at the valuation date.

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company, directly or through its subsidiaries, files income tax returns in the United States, and multiple state and foreign jurisdictions. The Company’s tax returns for 2006 through 2012 remain open for examination by the taxing authorities in the respective jurisdictions where those returns were filed. Although the Company believes that its estimates are reasonable, the final outcome in the event that the Company is subjected to an audit could be different from that which is reflected in its historical income tax provision and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made. In addition, certain tax returns filed by TODCO and its subsidiaries are open for years prior to 2004; however, TODCO tax obligations from periods prior to its initial public offering in 2004 are indemnified by Transocean, the former owner of TODCO, under the tax sharing agreement, except for the Trinidad and Tobago jurisdiction. The Company’s Trinidadian and Tobago tax returns are open for examination for the years 2006 through 2012.
Effective April 27, 2011, the Company completed the Seahawk Transaction. The Company's financial statements were historically prepared assuming this transaction should be treated as a purchase of assets for tax purposes. Seahawk is in a Chapter 11 proceeding in the U.S. Bankruptcy Court. In February 2013, at the direction of the Court, Seahawk made certain distributions to its equity holders. These distributions, taken together with other aspects of the acquisition, changed the tax treatment and caused the Seahawk Transaction to be characterized as a reorganization pursuant to IRC §368(a)(1)(G). Therefore, the Company recorded a carryover basis in the Seahawk assets and other tax attributes. Because of the ownership change certain of these carryovers may be subject to specific, and in some cases an annual, limitation on their utilization. The Company recognized a valuation allowance as appropriate. These carryover attributes recognized include net operating losses of $186.7 million, tax credits of $17.1 million, and tax basis in assets of $70.0 million. Based on the Company's current tax position, these produced additional deferred tax assets of approximately $37.7 million (gross additional deferred tax assets of $56.9 million offset by valuation allowances of $19.2 million). There can be no assurance that these deferred tax assets will be realized.
From time to time, the Company’s tax returns are subject to review and examination by various tax authorities within the jurisdictions in which the Company operates or has operated. The Company is currently contesting tax assessments in Venezuela and may contest future assessments where the Company believes the assessments are meritless.
In January 2008, SENIAT, the national Venezuelan tax authority, commenced an audit for the 2003 calendar year, which was completed in the fourth quarter of 2008. The Company has not yet received any proposed adjustments from SENIAT for that year.

Segments	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segments
Segments
The Company reports its business activities in five business segments: (1) Domestic Offshore, (2) International Offshore, (3) Inland, (4) Domestic Liftboats and (5) International Liftboats. The Company eliminates inter-segment revenue and expenses, if any.
The Company’s jackup rigs are used primarily for exploration and development drilling in shallow waters. The Company’s liftboats are self-propelled, self-elevating vessels with a large open deck space, which provides a versatile, mobile and stable platform to support a broad range of offshore maintenance and construction services throughout the life of an oil or natural gas well.
In March 2012, the Company acquired an offshore jackup drilling rig, Hercules 266, for $40.0 million. The Company has entered into a three-year drilling contract with Saudi Aramco for the use of this rig with Saudi Aramco having an option to extend the term for an additional one-year period. This rig completed upgrades and other contract specific refurbishments and commenced work in April 2013.
During November 2012, the decision was made to reactivate one of the Company's previously cold stacked rigs, Hercules 209. This rig is currently in the shipyard undergoing repairs and upgrades for reactivation and is expected to be available for work in the second quarter of 2013.
In March 2013, the Company acquired the offshore drilling rig Hercules 267 for $55.0 million. In addition, the Company signed a three-year rig commitment with Cabinda Gulf Oil Company Limited for use of the Hercules 267. The Company expects the rig to commence work in the second quarter of 2013.
In March 2013, the Company acquired the liftboat Bull Ray for $42.0 million. The liftboat commenced work in West Africa in March 2013.
The results of operations of the Domestic Liftboats and Inland segments are reflected in the Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012, as discontinued operations and the Company has recast the financial information in this footnote as it relates to the Consolidated Statements of Operations to exclude these discontinued operations (See Notes 1 and 4). The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment. The historical results of Domestic Offshore have been recast to include the operating results of these assets. In 2012, the Company transferred one vessel, Kingfish, from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by the Kingfish, that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment. As a result of this transfer, the historical results of International Liftboats have also been recast to include the operating results of this asset.
Information regarding the Company's reportable segments is as follows:

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore	$121,115	$39,955	$19,844	$82,318	$916	$19,012
International Offshore	31,774	(12,169)	10,020	18,048	(20,849)	12,341
International Liftboats	33,306	5,152	4,352	28,469	8,208	5,256
	$186,195	$32,938	$34,216	$128,835	$(11,725)	$36,609
Corporate	—	(14,751)	722	—	(11,147)	633
Total Company	$186,195	$18,187	$34,938	$128,835	$(22,872)	$37,242

	Total Assets
	March 31, 2013	December 31, 2012
	(in thousands)
Domestic Offshore	$907,325	$980,973
International Offshore	696,094	649,565
Inland	100,035	107,349
Domestic Liftboats	69,809	74,824
International Liftboats	192,417	147,823
Corporate	36,399	56,096
Total Company	$2,002,079	$2,016,630

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Legal Proceedings
The Company is involved in various claims and lawsuits in the normal course of business. As of March 31, 2013, management did not believe any accruals were necessary in accordance with FASB ASC 450-20, Contingencies — Loss Contingencies.
Shareholder Derivative Suits
Say-on-Pay Litigation
In June 2011, two separate shareholder derivative actions were filed purportedly on the Company’s behalf in response to its failure to receive a majority advisory “say-on-pay” vote in favor of the Company’s 2010 executive compensation. On June 8, 2011, the first action was filed in the District Court of Harris County, Texas, and on June 23, 2011, the second action was filed in the United States Court for the District of Delaware. Subsequently, on July 21, 2011, the plaintiff in the Harris County action filed a concurrent action in the United States District Court for the Southern District of Texas. Each action named the Company as a nominal defendant and certain of its officers and directors, as well as the Company’s Compensation Committee’s consultant, as defendants. Plaintiffs allege that the Company’s directors breached their fiduciary duty by approving excessive executive compensation for 2010, that the Compensation Committee consultant aided and abetted that breach of fiduciary duty, that the officer defendants were unjustly enriched by receiving the allegedly excessive compensation, and that the directors violated the federal securities laws by disseminating a materially false and misleading proxy. The plaintiffs seek damages in an unspecified amount on the Company’s behalf from the officer and director defendants, certain corporate governance actions, and an award of their costs and attorney’s fees. The Company and the other defendants have filed motions to dismiss these cases for failure to make demand upon the Company’s board and for failing to state a claim. On June 11, 2012, the plaintiff in the Harris County action voluntarily dismissed his action. On March 14, 2013, the Company's and the other defendants' motions to dismiss the Delaware federal action were granted. The motions to dismiss the Texas federal action are pending.
The Company does not expect the ultimate outcome of the shareholder derivative lawsuit to have a material adverse effect on its consolidated results of operations, financial position or cash flows.
The Company and its subsidiaries are involved in a number of other lawsuits, all of which have arisen in the ordinary course of business. The Company does not believe that the ultimate liability, if any, resulting from any such other pending litigation will have a material adverse effect on its business or consolidated financial statements.
The Company cannot predict with certainty the outcome or effect of any of the litigation matters specifically described above or of any other pending litigation. There can be no assurance that the Company’s belief or expectations as to the outcome or effect of any lawsuit or other litigation matter will prove correct, and the eventual outcome of these matters could materially differ from management’s current estimates.
Insurance and Indemnity
The Company is self-insured for the deductible portion of its insurance coverage. Management believes adequate accruals have been made on known and estimated exposures up to the deductible portion of the Company’s insurance coverage. Management believes that claims and liabilities in excess of the amounts accrued are adequately insured. However, the Company’s insurance is subject to exclusions and limitations, and there is no assurance that such coverage will adequately protect the Company against liability from all potential consequences. In addition, there is no assurance of renewal or the ability to obtain coverage acceptable to the Company. The Company maintains insurance coverage that includes coverage for physical damage, third party liability, workers’ compensation and employer’s liability, general liability, vessel pollution and other coverages.
In April 2012, the Company completed the annual renewal of all of its key insurance policies. The Company’s primary marine package provides for hull and machinery coverage for substantially all of the Company’s rigs and liftboats up to a scheduled value of each asset. The total maximum amount of coverage for these assets is $1.6 billion. The marine package includes protection and indemnity and maritime employer’s liability coverage for marine crew personal injury and death and certain operational liabilities, with primary coverage (or self-insured retention for maritime employer’s liability coverage) of $5.0 million per occurrence with excess liability coverage up to $200.0 million. The marine package policy also includes coverage for personal injury and death of third parties with primary and excess coverage of $25.0 million per occurrence with additional excess liability coverage up to $200.0 million, subject to a $250,000 per-occurrence deductible. The marine package also provides coverage for cargo and charterer’s legal liability. The marine package includes limitations for coverage for losses caused in U.S. Gulf of Mexico named windstorms, including an annual aggregate limit of liability of $75.0 million for property damage and removal of wreck liability coverage. The Company also procured an additional $75.0 million excess policy for removal of wreck and certain third-party liabilities incurred in U.S. Gulf of Mexico named windstorms. Deductibles for events that are not caused by a U.S. Gulf of Mexico named windstorm are 12.5% of the insured drilling rig values per occurrence, subject to a minimum of $1.0 million, and $1.0 million per occurrence for liftboats. The deductible for drilling rigs and liftboats in a U.S. Gulf of Mexico named windstorm event is $25.0 million. Vessel pollution is covered under a Water Quality Insurance Syndicate policy (“WQIS Policy”) providing limits as required by applicable law, including the Oil Pollution Act of 1990. The WQIS Policy covers pollution emanating from the Company’s vessels and drilling rigs, with primary limits of $5.0 million (inclusive of a $3.0 million per-occurrence deductible) and excess liability coverage up to $200.0 million.
Control-of-well events generally include an unintended flow from the well that cannot be contained by equipment on site (e.g., a blow-out preventer), by increasing the weight of the drilling fluid, or that does not naturally close itself off through what is typically described as "bridging over". The Company carries a contractor’s extra expense policy with $25.0 million primary liability coverage for well control costs, pollution and expenses incurred to redrill wild or lost wells, with excess liability coverage up to $200.0 million for pollution liability that is covered in the primary policy. The policies are subject to exclusions, limitations, deductibles, self-insured retention and other conditions. In addition to the marine package, the Company has separate policies providing coverage for onshore foreign and domestic general liability, employer’s liability, auto liability and non-owned aircraft liability, with customary deductibles and coverage.
The Company’s drilling contracts provide for varying levels of indemnification from its customers and in most cases, may require the Company to indemnify its customers for certain liabilities. Under the Company’s drilling contracts, liability with respect to personnel and property is customarily assigned on a “knock-for-knock” basis, which means that the Company and its customers assume liability for their respective personnel and property, regardless of how the loss or damage to the personnel and property may be caused. The Company’s customers typically assume responsibility for and agree to indemnify the Company from any loss or liability resulting from pollution or contamination, including clean-up and removal and third-party damages arising from operations under the contract and originating below the surface of the water, including as a result of blow-outs or cratering of the well (“Blowout Liability”). The customer’s assumption for Blowout Liability may, in certain circumstances, be limited or could be determined to be unenforceable in the event of the Company’s gross negligence, willful misconduct or other egregious conduct. In addition, the Company may not be indemnified for statutory penalties and punitive damages relating to such pollution or contamination events. The Company generally indemnifies the customer for the consequences of spills of industrial waste or other liquids originating solely above the surface of the water and emanating from its rigs or vessels.
In 2012, in connection with the renewal of certain of its insurance policies, the Company entered into an agreement to finance a portion of its annual insurance premiums. Approximately $30.1 million was financed through this arrangement with an interest rate of 3.54%. There was $9.1 million outstanding in insurance notes payable at December 31, 2012 which was fully paid during the three months ended March 31, 2013.
Sales and Use Tax Audits
Certain of the Company’s legal entities are under audit by various taxing authorities for several prior-year periods. These audits are ongoing and the Company is working to resolve all relevant issues. The Company has an accrual of $8.7 million and $12.0 million related to these sales and use tax matters, which is included in Accrued Liabilities on the Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012, respectively.

General (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Earnings Per Share
The Company calculates basic earnings per share by dividing net income by the weighted average number of shares outstanding. Diluted earnings per share is computed by dividing net income by the weighted average number of shares outstanding during the period as adjusted for the dilutive effect of the Company’s stock option and restricted stock awards. The effect of stock option and restricted stock awards is not included in the computation for periods in which a net loss occurs, because to do so would be anti-dilutive.
The Company's diluted earnings per share calculation excludes 1.1 million stock equivalents for the three months ended March 31, 2013 due to their anti-dilutive effect. The Company's diluted earnings per share calculation for the three months ended March 31, 2012 excludes 6.0 million stock equivalents that would have potentially been included if the Company had generated net income for the period, but are excluded as the Company generated a net loss during the period.

Fair Value Measurements
Fair value measurements are generally based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the fair value hierarchy included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820-10, Fair Value Measurements and Disclosure ("ASC 820-10"), which is intended to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy consists of the following three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

Supplemental Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Schedule of other current assets and other current liabilities
Other current assets and other current liabilities consisted of the following:

	March 31,	December 31,
	2013	2012
	(in thousands)
Other:
Insurance Claims Receivable	$1,780	$1,784
Deferred Expense - Current Portion	7,439	7,653
Other Non-Trade Receivables	14,464	1,871
Income Tax Receivable	3,468	—
Other	893	883
	$28,044	$12,191
Other Current Liabilities:
Deferred Revenue - Current Portion	$14,006	$14,546
Taxes Payable	—	4,958
Other	8,705	6,979
	$22,711	$26,483

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The reconciliation of the numerators and denominators used for the computation of basic and diluted earnings per share is as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands, except per share data)
Numerator:
Income (loss) from continuing operations	$40,298	$(33,836)
Loss from discontinued operations, net of taxes	(5,136)	(4,506)
Net income (loss)	$35,162	$(38,342)

Denominator:
Weighted average basic shares	158,931	139,208
Add effect of stock equivalents	2,194	—
Weighted average diluted shares	161,125	139,208

Dispositions and Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations Income Statement and Balance Sheet Disclosures
Operating results included in discontinued operations were as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Inland:
Revenue	$4,348	$4,333
Loss Before Income taxes	$(4,785)	$(4,659)
Income Tax Benefit	350	1,872
Loss from Discontinued Operations, Net of Taxes	$(4,435)	$(2,787)
Domestic Liftboats:
Revenue	$14,784	$10,151
Loss Before Income Taxes	$(701)	$(2,666)
Income Tax Benefit	—	947
Loss from Discontinued Operations, Net of Taxes	$(701)	$(1,719)
Total:
Revenue	$19,132	$14,484
Loss Before Income Taxes	$(5,486)	$(7,325)
Income Tax Benefit	350	2,819
Loss from Discontinued Operations, Net of Taxes	$(5,136)	$(4,506)

Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt
Debt is comprised of the following:

	March 31, 2013	December 31, 2012
	(in thousands)
7.125% Senior Secured Notes, due April 2017	$300,000	$300,000
10.5% Senior Notes, due October 2017	294,724	294,503
10.25% Senior Notes, due April 2019	200,000	200,000
3.375% Convertible Senior Notes, due June 2038	67,812	67,054
7.375% Senior Notes, due April 2018	3,510	3,510
Total Debt	866,046	865,067
Less Short-term Debt and Current Portion of Long-term Debt	67,812	67,054
Total Long-term Debt, Net of Current Portion	$798,234	$798,013

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivatives, Balance Sheet Classification
The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	March 31, 2013	December 31, 2012
	(in thousands)
Derivatives:
Warrants	$4,043	$3,964
Other Assets, Net	$4,043	$3,964

Effect of Derivatives on Consolidated Statements of Operations
The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Three Months Ended March 31,
		2013	2012
Derivatives	I.	II.
		(in thousands)
Warrants	Other Income (Expense)	$79	$1,048

I.	Classification of Gain (Loss) Recognized in Income (Loss) on Derivative
II.	Amount of Gain (Loss) Recognized in Income (Loss) on Derivative

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Assumptions for Determining the Fair Value of Derivatives Using a Monte Carlo Simulation
The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	March 31, 2013	December 31, 2012
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.80	13.00
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.24%	1.44%
Expected Life of Warrants (5 years at inception)	2.9	3.1
Number of Warrants	5,000,000	5,000,000

Assets Measured at Fair Value on a Recurring Basis
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of March 31, 2013	$4,043	$—	$4,043	$—
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—

Carrying Value and Fair Value of the Company's Long-Term Debt Instruments
The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
7.125% Senior Secured Notes, due April 2017	$300.0	$323.4	$300.0	$317.1
10.5% Senior Notes, due October 2017	294.7	326.8	294.5	326.6
10.25% Senior Notes, due April 2019	200.0	223.3	200.0	219.6
3.375% Convertible Senior Notes, due June 2038	67.8	68.5	67.1	68.5
7.375% Senior Notes, due April 2018	3.5	3.4	3.5	3.3

Long-Term Incentive Awards (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average Assumptions Used in the Valuation of Market-based Performance Awards Requiring Cash Settlement Using a Monte Carlo Simulation
The awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued using a Monte Carlo simulation based on the following weighted-average assumptions:

March 31, 2013
Performance Retention Awards
Dividend yield	—
Expected price volatility	65.0%
Risk-free interest rate	0.1%
Stock price	$7.42
Fair value	$4.51

Segments (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Information Regarding Reportable Segments
Information regarding the Company's reportable segments is as follows:

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore	$121,115	$39,955	$19,844	$82,318	$916	$19,012
International Offshore	31,774	(12,169)	10,020	18,048	(20,849)	12,341
International Liftboats	33,306	5,152	4,352	28,469	8,208	5,256
	$186,195	$32,938	$34,216	$128,835	$(11,725)	$36,609
Corporate	—	(14,751)	722	—	(11,147)	633
Total Company	$186,195	$18,187	$34,938	$128,835	$(22,872)	$37,242

	Total Assets
	March 31, 2013	December 31, 2012
	(in thousands)
Domestic Offshore	$907,325	$980,973
International Offshore	696,094	649,565
Inland	100,035	107,349
Domestic Liftboats	69,809	74,824
International Liftboats	192,417	147,823
Corporate	36,399	56,096
Total Company	$2,002,079	$2,016,630

General (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 liftboat barge Rig	Mar. 31, 2013 Inland barge	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Mar. 31, 2013 Hercules 27 Inland	Dec. 31, 2012 Kingfish Domestic Liftboats liftboat
General [Line Items]
Number Of Jackup Rigs Owned	38
Number Of Barge Rigs Owned	13
Number Of Liftboat Vessels Owned	59
Additional liftboat vessels operated owned by a third party	5
Number of barges agreed to sell			11
Proceeds from sale of vessels and related assets			$ 45	$ 54.4	$ 5
Number Of Cold Stacked Barges Transferred To Domestic Offshore		1
Number Of Liftboats Transferred To International Liftboats						1

Supplemental Financial Information - Supplemental Consolidated Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Other:
Insurance Claims Receivable	$ 1,780	$ 1,784
Deferred Expense - Current Portion	7,439	7,653
Other Non-Trade Receivables	14,464	1,871
Income Taxes Receivable	3,468	0
Other	893	883
Other Assets, Current	28,044	12,191
Other Current Liabilities:
Deferred Revenue - Current Portion	14,006	14,546
Taxes Payable	0	4,958
Other	8,705	6,979
Other Current Liabilities	$ 22,711	$ 26,483

Supplemental Financial Information - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Net proceeds from common stock offering (in dollars)	$ 96,700	$ 0	$ 97,102
Underwritten public offering (in shares)	20,000,000
Price per share of stock issued in underwritten public offering (in dollars per share)	$ 5.1

Earnings Per Share - Additional Information (Details) (Stock Option and Restricted Stock) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock Option and Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock equivalents excluded from computation of earnings per share (in shares)	1.1	6

Earnings Per Share - Schedule of Calculation of Numerator and Denominator in Earnings Per Share (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator:
Income (Loss) from Continuing Operations Attributable to Parent	$ 40,298	$ (33,836)
Loss from Discontinued Operations, Net of Taxes	(5,136)	(4,506)
Net income (loss) (in dollars)	$ 35,162	$ (38,342)
Denominator:
Weighted average basic shares (in shares)	158,931	139,208
Add effect of stock equivalents (in shares)	2,194	0
Weighted average diluted shares (in shares)	161,125	139,208

Dispositions and Discontinued Operations - Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				1 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Inland barge	Mar. 31, 2012 Inland	Mar. 31, 2013 Domestic Liftboats	Mar. 31, 2012 Domestic Liftboats	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Mar. 31, 2013 Hercules 27 Inland	Dec. 31, 2012 Kingfish Domestic Liftboats liftboat
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of barges agreed to sell					11
Proceeds from sale of vessels and related assets					$ 45	$ 54.4	$ 5
Number Of Liftboats Transferred To International Liftboats								1
Number Of Cold Stacked Barges Transferred To Domestic Offshore	1
Interest expense allocated to discontinued operations	$ 0.8	$ 0.9	$ 0.6	$ 0.7

Dispositions and Discontinued Operations - Discontinued Operations Income Statement and Balance Sheet Disclosures (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 19,132	$ 14,484
Loss before Income Taxes	(5,486)	(7,325)
Income Tax Benefit	350	2,819
Loss from Discontinued Operations, Net of Taxes	(5,136)	(4,506)
Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	4,348	4,333
Loss before Income Taxes	(4,785)	(4,659)
Income Tax Benefit	350	1,872
Loss from Discontinued Operations, Net of Taxes	(4,435)	(2,787)
Domestic Liftboats
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	14,784	10,151
Loss before Income Taxes	(701)	(2,666)
Income Tax Benefit	0	947
Loss from Discontinued Operations, Net of Taxes	$ (701)	$ (1,719)

Debt - Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total Debt	$ 866,046	$ 865,067
Less Short-term Debt and Current Portion of Long-term Debt	67,812	67,054
Total Long-term Debt, Net of Current Portion	798,234	798,013
7.125% Senior Secured Notes, due April 2017 | Secured Debt
Debt Instrument [Line Items]
Total Debt	300,000	300,000
10.5% Senior Notes, due October 2017 | Senior Notes
Debt Instrument [Line Items]
Total Debt	294,724	294,503
10.25% Senior Notes, due April 2019 | Senior Notes
Debt Instrument [Line Items]
Total Debt	200,000	200,000
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt Instrument [Line Items]
Total Debt	67,812	67,054
7.375% Senior Notes, due April 2018 | Senior Notes
Debt Instrument [Line Items]
Total Debt	$ 3,510	$ 3,510

Debt - Components of Debt (Parenthetical) (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
7.125% Senior Secured Notes, due April 2017 | Secured Debt
Debt Instrument [Line Items]
Debt instrument percentage rate	7.13%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	$ 25,000,000
10.5% Senior Notes, due October 2017 | Senior Notes
Debt Instrument [Line Items]
Debt instrument percentage rate	10.50%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	25,000,000
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt Instrument [Line Items]
Debt instrument percentage rate	3.38%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	25,000,000
10.25% Senior Notes, due April 2019 | Senior Notes
Debt Instrument [Line Items]
Debt instrument percentage rate	10.25%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	25,000,000
7.375% Senior Notes, due April 2018 | Senior Notes
Debt Instrument [Line Items]
Debt instrument percentage rate	7.38%
Revolving Credit Facility | Senior Secured Credit Facility
Debt Instrument [Line Items]
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	$ 25,000,000
Credit facility alternate base rate description	The Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%)
Maximum secured leverage ratio	350.00%
Revolving Credit Facility | Federal Funds Rate | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Revolving Credit Facility | Eurodollar Rate | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Revolving Credit Facility | Additional Margin over Alternate Base Rate | Minimum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Revolving Credit Facility | Additional Margin over Alternate Base Rate | Maximum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	4.50%
Revolving Credit Facility | Additional Margin over Eurodollar Rate | Minimum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	4.00%
Revolving Credit Facility | Additional Margin over Eurodollar Rate | Maximum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	5.50%

Debt - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Mar. 31, 2013 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Mar. 31, 2013 10.5% Senior Notes, due October 2017 Senior Notes	Dec. 31, 2012 10.5% Senior Notes, due October 2017 Senior Notes	Mar. 31, 2013 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Mar. 31, 2013 Letter of Credit Senior Secured Credit Facility	Apr. 03, 2012 Letter of Credit Senior Secured Credit Facility	Mar. 31, 2013 Revolving Credit Facility Senior Secured Credit Facility	Apr. 03, 2012 Revolving Credit Facility Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility borrowing capacity														$ 75,000,000
Carrying value	866,046,000	865,067,000	300,000,000	300,000,000	200,000,000	200,000,000	294,724,000	294,503,000	67,812,000	67,054,000
Credit agreement execution date													Apr 3, 2012
Sublimit for issuance of letters of credit												25,000,000
Credit facility amount outstanding													0
Letters of credit issued amount under the senior secured revolving credit facility											1,100,000
Remaining borrowing capacity under senior secured revolving credit facility													73,900,000
Revolving credit facility maturity date													Apr 3, 2017
Credit facility interest rate description													Borrowings under the Credit Facility bear interest, at the Company's option, at either (i) the Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%), plus an applicable margin that ranges between 3.0% and 4.5%, depending on the Company's leverage ratio, or (ii) the Eurodollar rate plus an applicable margin that ranges between 4.0% and 5.5%, depending on the Company's leverage ratio
Commitment fee on unused availability under the credit facility													0.75%
Minimum outstanding letters of credit under credit facility to maintain compliance with maximum secured leverage ratio											10,000,000
Debt instrument percentage rate			7.13%		10.25%		10.50%		3.38%
Minimum secured indebtedness for reinstating liens on collateral							375,000,000
Percentage of minimum consolidated tangible assets for reinstating liens on collateral							15.00%
Lien release date							April 3, 2012
Maximum secured indebtedness for releasing liens							375,000,000
Percentage of maximum consolidated tangible assets for releasing liens							15.00%
Maximum Period To Comply With Collateral Obligations (in days)							30 days
Redemption date of convertible senior note									Jun 6, 2013
Debt instrument, earliest date the holder can require repurchase									Jun 1, 2013
Minimum other indebtedness in default that would trigger event of cross default under certain conditions			$ 25,000,000		$ 25,000,000		$ 25,000,000		$ 25,000,000				$ 25,000,000

Derivative Instruments - Additional Information (Detail) (Discovery Offshore, Warrants, NOK)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discovery Offshore | Warrants
Class of Warrant or Right [Line Items]
Number of shares of Discovery Offshore stock purchasable by warrants	5,000,000
Strike Price (NOK)	11.5	11.5
Minimum exercisable stock price per share of Discovery Offshore stock in NOK	23	23
Number of consecutive trading days for determining exercisability	30 days
Discovery Offshore stock price in NOK	13.8	13

Derivative Instruments - Fair Values of Derivatives, Balance Sheet Classification (Detail) (Other Assets, Net, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives	$ 4,043	$ 3,964
Warrants
Derivatives, Fair Value [Line Items]
Derivatives	$ 4,043	$ 3,964

Derivative Instruments - Effect of Derivatives on Consolidated Statements of Operations (Detail) (Other Income, Warrants, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Income | Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative	$ 79	$ 1,048

Fair Value Measurements - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total equity method investments	$ 37,905,000	$ 38,191,000
Discovery Offshore
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total equity method investments	37,905,000	38,191,000
Equity method investments, fair value	$ 49,400,000	$ 49,100,000

Fair Value Measurements - Assumptions for Determining Fair Value of Derivatives Using Monte Carlo Simulation (Detail) (Discovery Offshore, Warrants, NOK)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discovery Offshore | Warrants
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Strike Price (NOK)	11.5	11.5
Target Price (NOK)	23	23
Stock Value (NOK)	13.8	13
Expected Volatility (%)	50.00%	50.00%
Risk-Free Interest Rate (%)	1.24%	1.44%
Expected Life of Warrants (5 years at inception)	2 years 11 months 9 days	3 years 1 month 6 days
Number of Warrants	5,000,000	5,000,000

Fair Value Measurements - Assumptions for Determining Fair Value of Derivatives Using Monte Carlo Simulation (Parenthetical) (Detail) (Discovery Offshore, Warrants)	3 Months Ended
Mar. 31, 2013
Discovery Offshore | Warrants
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected life of warrants, at inception	5 years

Fair Value Measurements - Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Warrants, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 4,043	$ 3,964
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	4,043	3,964
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 0	$ 0

Fair Value Measurements - Carrying Value and Fair Value of Company's Long-Term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Secured Debt | 7.125% Senior Secured Notes, due April 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	7.13%
Senior Notes | 10.5% Senior Notes, due October 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	10.50%
Senior Notes | 10.25% Senior Notes, due April 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	10.25%
Senior Notes | 7.375% Senior Notes, due April 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	7.38%
Convertible Debt | 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument percentage rate	3.38%
Carrying Value | Secured Debt | 7.125% Senior Secured Notes, due April 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	$ 300,000	$ 300,000
Carrying Value | Senior Notes | 10.5% Senior Notes, due October 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	294,724	294,503
Carrying Value | Senior Notes | 10.25% Senior Notes, due April 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	200,000	200,000
Carrying Value | Senior Notes | 7.375% Senior Notes, due April 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	3,510	3,510
Carrying Value | Convertible Debt | 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Fair Value Disclosures	67,812	67,054
Fair Value, Inputs, Level 2 | Fair Value | Secured Debt | 7.125% Senior Secured Notes, due April 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	323,400	317,100
Fair Value, Inputs, Level 2 | Fair Value | Senior Notes | 10.5% Senior Notes, due October 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	326,800	326,600
Fair Value, Inputs, Level 2 | Fair Value | Senior Notes | 10.25% Senior Notes, due April 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	223,300	219,600
Fair Value, Inputs, Level 2 | Fair Value | Senior Notes | 7.375% Senior Notes, due April 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	3,400	3,300
Fair Value, Inputs, Level 2 | Fair Value | Convertible Debt | 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Fair Value Disclosures	$ 68,500	$ 68,500

Long-Term Incentive Awards - Additional Information (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant or award, 2004 Long Term Incentive Plan, as amended	4.5
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Annual vesting percentage	33.00%
Time-based Restricted Stock Awards | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based restricted stock awards granted (in shares)	0.6
Weighted-average grant date fair value, Granted (in dollars per share)	6.79

Long-Term Incentive Awards - Weighted-average Assumptions Used in Valuation of Market-based Performance Awards Requiring Cash Settlement Using Monte Carlo Simulation (Details) (2004 Amended and Restated Long-Term Incentive Plan, Performance Retention Awards, USD $)
3 Months Ended
Mar. 31, 2013
2004 Amended and Restated Long-Term Incentive Plan | Performance Retention Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected price volatility	65.00%
Risk-free interest rate	0.10%
Stock price (in dollars per share)	$ 7.42
Fair value (in dollars per share)	$ 4.51

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 Seahawk	Apr. 27, 2011 Seahawk	Mar. 31, 2013 Earliest Tax Year Open For Examination [Member]	Mar. 31, 2013 Earliest Tax Year Open For Examination [Member] TRINIDAD	Mar. 31, 2013 Latest Tax Year Open For Examination [Member]	Mar. 31, 2013 Latest Tax Year Open For Examination [Member] TRINIDAD	Mar. 31, 2013 Latest Tax Year Open For Examination [Member] TODCO
Income Tax Contingency [Line Items]
Open tax year			2006	2006	2012	2012	2004
Net operating losses available		$ 186.7
Tax credit carryforward, amount		17.1
Tax basis of assets acquired		70
Deferred tax assets, net of valuation allowance	37.7
Deferred tax assets, gross	56.9
Deferred tax assets, valuation allowance	$ 19.2

Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013 Operating_segment	Mar. 31, 2012 Hercules 266	Mar. 31, 2013 Hercules 266	Nov. 30, 2012 Hercules 209 Rig	Mar. 31, 2013 Hercules 267	Mar. 31, 2013 Bull Ray	Mar. 31, 2013 Inland barge	Dec. 31, 2012 Domestic Liftboats Kingfish liftboat
Segment Reporting Information [Line Items]
Number of reportable business segments	5
Acquisition of asset amount		$ 40			$ 55	$ 42
Number Of Cold Stacked Barges Transferred To Domestic Offshore							1
Duration of drilling contract with Saudi Aramco (in years)			3 years
Optional period of contract extension with Saudi Aramco (in years)			1 year
Number of rigs reactivated				1
Duration of rig commitment					3 years
Number Of Liftboats Transferred To International Liftboats								1

Segments - Information Regarding Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 186,195	$ 128,835
Income (Loss) from Operations	18,187	(22,872)
Depreciation and Amortization	34,938	37,242
Total Assets	2,002,079		2,016,630
Domestic Offshore
Segment Reporting Information [Line Items]
Revenue	121,115	82,318
Income (Loss) from Operations	39,955	916
Depreciation and Amortization	19,844	19,012
Total Assets	907,325		980,973
International Offshore
Segment Reporting Information [Line Items]
Revenue	31,774	18,048
Income (Loss) from Operations	(12,169)	(20,849)
Depreciation and Amortization	10,020	12,341
Total Assets	696,094		649,565
Inland
Segment Reporting Information [Line Items]
Total Assets	100,035		107,349
Domestic Liftboats
Segment Reporting Information [Line Items]
Total Assets	69,809		74,824
International Liftboats
Segment Reporting Information [Line Items]
Revenue	33,306	28,469
Income (Loss) from Operations	5,152	8,208
Depreciation and Amortization	4,352	5,256
Total Assets	192,417		147,823
All Segments Excluding Corporate
Segment Reporting Information [Line Items]
Revenue	186,195	128,835
Income (Loss) from Operations	32,938	(11,725)
Depreciation and Amortization	34,216	36,609
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Income (Loss) from Operations	(14,751)	(11,147)
Depreciation and Amortization	722	633
Total Assets	$ 36,399		$ 56,096

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended
	Jun. 30, 2011 action	Mar. 31, 2013	Dec. 31, 2012
Contingencies And Commitments [Line Items]
Number of shareholder derivative actions	2
Renewal date of insurance policy		2012-04
Maximum hull and machinery coverage for Rigs and Liftboats		$ 1,600,000,000
Primary insurance coverage per occurrence		5,000,000
Additional excess liability coverage for protection and indemnity, maritime employer's liability, certain operational liabilities and pollution		200,000,000
Primary and excess coverage for personal injury and death of third parties per occurrence		25,000,000
Deductible per occurrence for personal injury and death of third parties		250,000
Liability coverage for property damage and removal of wreck for losses caused by U.S. Gulf of Mexico named windstorm event		75,000,000
Excess policy for removal of wreck and certain third-party liabilities for losses caused by a U.S. Gulf of Mexico named windstorm event		75,000,000
Deductible as a percentage of insured drilling rig value per occurrence other than U.S. Gulf of Mexico named windstorm event		12.50%
Minimum deductible for drilling rigs per occurrences not caused by U.S. Gulf of Mexico named windstorm events		1,000,000
Deductible for liftboats per occurrence for events not caused by U.S. Gulf of Mexico named windstorm event		1,000,000
Deductible for drilling rigs and liftboats for occurrences in a named U.S. Gulf of Mexico windstorm event		25,000,000
Primary limit for pollution coverage		5,000,000
Deductible per pollution occurrence		3,000,000
Primary liability coverage of contractor extra expense		25,000,000
Outstanding insurance note payable		0	9,123,000
Accrued liabilities, sales and use audit		8,700,000	12,000,000
Insurance Note Payable [Member]
Contingencies And Commitments [Line Items]
Amount of Insurance Premiums Financed		30,100,000
Insurance note payable interest rate		3.54%
Outstanding insurance note payable			$ 9,123,000